FINANCIAL INSTRUMENTS - Narrative (Details) - LNG Financial Futures MMBTU in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2021 item	Dec. 31, 2021 MMBTU
Derivatives, Fair Value [Line Items]
Purchase commitment, quantity committed | item	2
Derivative notional amount (in MMBtu) | MMBTU		2.4